UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Takahiro Yamasaki              New York, NY                 May 2, 2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     443,503
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BURLINGTON NORTHN SANTA FE C    COM          12189T104    8,600     103,200   SH           Sole               103,200
FLUOR CORP NEW                  COM          343412102    7,490      87,300   SH           Sole                87,300
GENERAL ELECTRIC CO             COM          369604103   12,576     361,600   SH           Sole               361,600
INGERSOLL-RAND COMPANY LTD      CL A         G4776G101    9,708     232,300   SH           Sole               232,300
L-3 COMMUNICATIONS HLDGS INC    COM          502424104   11,770     137,200   SH           Sole               137,200
PITNEY BOWES INC                COM          724479100    4,516     105,200   SH           Sole               105,200
BED BATH & BEYOND INC           COM          075896100    3,805      99,100   SH           Sole                99,100
BEST BUY INC                    COM          086516101    5,794     103,600   SH           Sole               103,600
CARNIVAL CORP                   PAIRED CTF   143658300    6,438     135,900   SH           Sole               135,900
CHICOS FAS INC                  COM          168615102    2,325      57,200   SH           Sole                57,200
COACH INC                       COM          189754104    6,339     183,300   SH           Sole               183,300
DISNEY WALT CO                  COM          254687106    8,202     294,100   SH           Sole               294,100
KOHLS CORP                      COM          500255104    5,555     104,800   SH           Sole               104,800
MARRIOTT INTL INC NEW           CL A         571903202    3,718      54,200   SH           Sole                54,200
OMNICOM GROUP INC               COM          681919106    3,938      47,300   SH           Sole                47,300
DEVON ENERGY CORP NEW           COM          25179M103    6,301     103,000   SH           Sole               103,000
EXXON MOBIL CORP                COM          30231G102   11,040     181,400   SH           Sole               181,400
OCCIDENTAL PETE CORP DEL        COM          674599105   13,360     144,200   SH           Sole               144,200
SCHLUMBERGER LTD                COM          806857108    4,848      38,300   SH           Sole                38,300
TRANSOCEAN INC                  COM          G90078109   10,816     134,700   SH           Sole               134,700
AMBAC FINL GROUP INC            COM          023139108    7,283      91,500   SH           Sole                91,500
AMERICAN EXPRESS CO             COM          025816109    8,424     160,300   SH           Sole               160,300
AMERICAN INTL GROUP INC         COM          026874107   13,621     206,100   SH           Sole               206,100
BANK OF AMERICA CORPORATION     COM          060505104   15,342     336,900   SH           Sole               336,900
CITIGROUP INC                   COM          172967101   11,628     246,200   SH           Sole               246,200
FRANKLIN RES INC                COM          354613101    8,180      86,800   SH           Sole                86,800
GOLDMAN SACHS GROUP INC         COM          38141G104   11,960      76,200   SH           Sole                76,200
JP MORGAN CHASE & CO            COM          46625H100   14,428     346,500   SH           Sole               346,500
MOODYS CORP                     COM          615369105    8,747     122,400   SH           Sole               122,400
AMGEN INC                       COM          031162100   10,694     147,000   SH           Sole               147,000
CAREMARK RX INC                 COM          141705103    4,107      83,500   SH           Sole                83,500
GENENTECH INC                   COM          368710406    3,837      45,400   SH           Sole                45,400
JOHNSON & JOHNSON               COM          478160104    8,486     143,300   SH           Sole               143,300
MEDTRONIC INC                   COM          585055106    5,354     105,500   SH           Sole               105,500
PAGE TOTAL:                                             279,232

PFIZER INC                      COM          717081103    7,334     294,300   SH           Sole               294,300
WELLPOINT INC                   COM          94973V107   11,181     144,400   SH           Sole               144,400
WYETH                           COM          983024100    9,180     189,200   SH           Sole               189,200
ZIMMER HLDGS INC                COM          98956P102    4,191      62,000   SH           Sole                62,000
ALTERA CORP                     COM          021441100    5,443     263,700   SH           Sole               263,700
CISCO SYS INC                   COM          17275R102    5,641     260,300   SH           Sole               260,300
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102    9,066     152,400   SH           Sole               152,400
COMPUTER SCIENCES CORP          COM          205363104    2,164      38,900   SH           Sole                38,900
DELL INC                        COM          24702R101    6,321     212,400   SH           Sole               212,400
E M C CORP MASS                 COM          268648102   10,032     736,000   SH           Sole               736,000
EBAY INC                        COM          278642103    4,895     125,500   SH           Sole               125,500
GOOGLE INC                      CL A         38259P508    4,641      11,900   SH           Sole                11,900
JUNIPER NETWORKS INC            COM          48203R104    5,470     286,100   SH           Sole               286,100
MAXIM INTEGRATED PRODS INC      COM          57772K101    7,192     193,600   SH           Sole               193,600
MICROSOFT CORP                  COM          594918104    9,064     333,100   SH           Sole               333,100
YAHOO INC                       COM          984332106    6,936     215,000   SH           Sole               215,000
ALCOA INC                       COM          013817101    4,581     149,900   SH           Sole               149,900
PRAXAIR INC                     COM          74005P104    7,379     133,800   SH           Sole               133,800
ALTRIA GROUP INC                COM          02209S103    5,598      79,000   SH           Sole                79,000
BUNGE LIMITED                   COM          G16962105    4,106      73,700   SH           Sole                73,700
CVS CORP                        COM          126650100    5,642     188,900   SH           Sole               188,900
PEPSICO INC                     COM          713448108   10,090     174,600   SH           Sole               174,600
PROCTER & GAMBLE CO             COM          742718109   11,151     193,500   SH           Sole               193,500
TXU CORP                        COM          873168108    6,974     155,800   SH           Sole               155,800
PAGE TOTAL:                                             164,271
GRAND TOTAL:                                            443,503



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